Insurance Contracts - Summary of Net Liabilities of Insurance Contracts (Detail) - CNY (¥) ¥ in Millions	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Liabilities under insurance contracts and reinsurance contracts issued [line items]
Long-term insurance contracts	¥ 3,413,754	¥ 2,968,265
Long-term insurance contracts [member]
Liabilities under insurance contracts and reinsurance contracts issued [line items]
Long-term insurance contracts	3,374,693	2,932,305
Short-term insurance contracts [member]
Liabilities under insurance contracts and reinsurance contracts issued [line items]
- Claims and claim adjustment expenses	25,822	21,782
- Unearned premiums	13,239	14,178	¥ 12,632
Gross [member]
Liabilities under insurance contracts and reinsurance contracts issued [line items]
Long-term insurance contracts	3,419,899	2,973,225
Gross [member] | Long-term insurance contracts [member]
Liabilities under insurance contracts and reinsurance contracts issued [line items]
Long-term insurance contracts	3,379,603	2,936,533	2,521,331
Gross [member] | Short-term insurance contracts [member]
Liabilities under insurance contracts and reinsurance contracts issued [line items]
- Claims and claim adjustment expenses	26,234	21,991	18,404
- Unearned premiums	14,062	14,701	13,001
Ceded [member]
Liabilities under insurance contracts and reinsurance contracts issued [line items]
Long-term insurance contracts	(6,145)	(4,960)
Ceded [member] | Long-term insurance contracts [member]
Liabilities under insurance contracts and reinsurance contracts issued [line items]
Long-term insurance contracts	(4,910)	(4,228)
Ceded [member] | Short-term insurance contracts [member]
Liabilities under insurance contracts and reinsurance contracts issued [line items]
- Claims and claim adjustment expenses	(412)	(209)
- Unearned premiums	¥ (823)	¥ (523)	¥ (369)